INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)
Income before taxes and income tax expense (benefit) was comprised of the following:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Income (loss) before taxes:
U.S. tax jurisdictions	$16,759	$67,771	$72,533
Non-U.S. tax jurisdictions	1,359	34,485	44,727
Total income (loss) before taxes	$18,118	$102,256	$117,260
Current tax provision (benefit)
Federal	$(7,983)	$19,935	$23,450
State	(1,518)	2,409	5,453
Foreign	7,748	10,542	13,280
Total current provision (benefit)	(1,753)	32,886	42,183
Deferred tax provision (benefit)
Federal	7,471	6,283	186
State	631	2,647	(134)
Foreign	(4,690)	(169)	(619)
Total deferred tax provision (benefit)	3,412	8,761	(567)
Total provision for income taxes	$1,659	$41,647	$41,616

Schedule of Deferred Income Tax Assets (Liabilities)
The sources of deferred income tax assets (liabilities) are summarized as follows:

	Year Ended December 31,
(in thousands)	2018	2017
Deferred tax assets related to:
Loans receivable	$—	$1,027
Accrued expenses and other reserves	3,267	3,668
Compensation accruals	4,954	3,913
Deferred revenue	78	86
State and provincial net operating loss carryforwards	1,611	821
Foreign net operating loss and capital loss carryforwards	3,592	3,373
Gross deferred tax assets	13,502	12,888
Less: Valuation allowance	(6,996)	(4,375)
Net deferred tax assets	$6,506	$8,513
Deferred tax liabilities related to:
Property and equipment	$(3,870)	$(3,488)
Goodwill and other intangible assets	(14,508)	(14,769)
Prepaid expenses and other assets	(197)	(344)
Loans receivable	(127)	—
Gross deferred tax liabilities	(18,702)	(18,601)
Net deferred tax liabilities	$(12,196)	$(10,088)

Deferred tax assets and liabilities are included in the following line items in the Consolidated Balance Sheets:

	Year Ended December 31,
(in thousands)	2018	2017
Net deferred tax assets	$1,534	$1,540
Net deferred tax liabilities	(13,730)	(11,628)
Net deferred tax liabilities	$(12,196)	$(10,088)

Schedule of Effective Tax Rate
Differences between our effective income tax rate computed on net earnings or loss before income taxes and the statutory federal income tax rate were as follows:

	Year Ended December 31,
(dollars in thousands)	2018	2017	2016
Income tax (benefit) expense using the statutory federal rate in effect	$3,805	$35,790	$41,041
Tax effect of:
Effects of foreign rates different than U.S. statutory rate	(65)	(6,993)	(8,979)
State, local and provincial income taxes, net of federal benefit	313	7,128	9,002
Tax credits	(116)	(450)	(684)
Nondeductible expenses	77	409	244
Impact of goodwill impairment charges	—	—	—
Foreign exchange gain/loss on intercompany loan	—	—	—
Valuation allowance	1,983	631	793
Deferred remeasurement	—	683	—
Repatriation tax	(1,610)	8,100	—
Deferred remeasurement due to the 2017 Tax Act	—	(4,162)	—
Share-based compensation	(2,944)	—	—
Other	216	511	199
Total provision for income taxes	$1,659	$41,647	$41,616
Effective income tax rate	8.4%	40.7%	35.5%
Statutory federal income tax rate	21.0%	35.0%	35.0%

Summary of Valuation Allowance
A summary of the valuation allowance was as follows:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Balance at the beginning of year	$4,375	$3,717	$3,257
Revaluation of valuation allowance due to change in statutory rates	—	—	—
Increase to balance charged as expense	1,983	631	793
(Decrease) increase to balance charged to Other Comprehensive Income	—	—	—
Effect of foreign currency translation	638	27	(333)
Balance at end of year	$6,996	$4,375	$3,717